Variable Interest Entities ("VIE") (Tables)	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of bareboat charters
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charter with the lessor VIE as of September 30, 2023, is shown below:

(in thousands of $)	2023 (1)	2024	2025	2026	2027	2028+
Hilli (2)	22,203	86,923	83,683	80,444	77,297	352,267
(1) For the three months ending December 31, 2023.

(2) The payment obligations above include variable rental payments due under the lease based on an assumed SOFR plus margin.

Schedule of variable interest entities
The assets and liabilities of the lessor VIE that most significantly impact our unaudited consolidated balance sheet as of September 30, 2023 and December 31, 2022, are as follows:

(in thousands of $)	September 30, 2023	December 31, 2022
Assets
Restricted cash and short-term deposits	18,539	21,691

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(305,708)	(337,547)
Long-term debt (1)	(108,658)	(156,563)
	(414,366)	(494,110)
(1) Where applicable, these balances are net of deferred finance charges.
The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the nine months ended September 30, 2023 and 2022 are as follows:

(in thousands of $)	2023	2022
Continuing operations
Statement of operations
Interest expense	8,419	5,280

Statement of cash flows
Net debt repayments	(76,952)	(80,492)

(in thousands of $)	2023	2022
Net debt receipts	—	2,287
Financing costs paid	(3,158)	—

Discontinued operations
Statement of operations
Interest expense	—	3,814
The assets and liabilities of Hilli LLC (1) that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	September 30, 2023	December 31, 2022
Balance sheet
Current assets	64,305	105,738
Non-current assets	1,330,540	1,481,722
Current liabilities	(377,165)	(381,131)
Non-current liabilities	(144,243)	(240,146)
(1) Balances are inclusive of the Hilli Lessor VIE.

The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the nine months ended September 30, 2023 and 2022 are as follows:

(in thousands of $)	2023	2022
Statement of operations
Liquefaction services revenue	172,985	178,314
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(11,362)	516,668

Statement of changes in equity
Additional paid-in capital	(251,249)	—
Non-controlling interest	34,309	—

Statement of cash flows
Reacquisition of common units in Hilli LLC	(100,047)	—
Net debt repayments	(76,952)	(80,492)
Net debt receipts	—	2,287
Financing costs paid	(3,158)	—
Cash dividends paid	(19,913)	(39,293)
The assets and liabilities of Gimi MS that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	September 30, 2023	December 31, 2022
Balance sheet
Current assets	70,528	12,460
Non-current assets	1,451,811	1,195,725
Current liabilities	(46,307)	(10,666)
Non-current liabilities	(599,607)	(516,298)

The most significant impact of Gimi MS VIE’s operations on our unaudited consolidated statements of cash flows for the nine months ended September 30, 2023 and 2022 are as follows:

	Nine months ended September 30,
(in thousands of $)	2023	2022
Statement of cash flows
Additions to asset under development	179,538	220,354
Capitalized financing costs	(1,492)	(2,748)
Net debt receipts	95,000	125,000
Proceeds from subscription of equity interest	51,106	26,903

Schedule of Other Ownership Interests
Following the completion of the Hilli Buyback , the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Hilli Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	94.6%	89.1%	89.1%
Seatrium	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%